Share-Based Payment - Schedule of Measure the Fair Value of the Option at Grant Date (Details)	Feb. 05, 2024	Jan. 22, 2024	Mar. 24, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	143.98%	144.83%	52.00%
Dividend rate	0.00%	0.00%	0.00%
Expected term (vesting period)	3 years	3 years	3 years
Contractual life	10 years	10 years	10 years
Free risk rate	4.16%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Free risk rate		4.03%	2.79%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Free risk rate		4.07%	2.80%